Fair Value Accounting (Details 5) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	May 16, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Financial assets:
Cash and cash equivalents, Carrying Amount	$ 19,850	$ 10,046		$ 22,012	$ 23,872	$ 11,434	$ 17,601
Available-for-sale securities, Carrying Amount	79,369	80,123			79,921
Held-to-maturity securities, Carrying Amount	5,984	6,669			8,012	0
Loans receivable, net, Carrying Amount	528,973	568,371			444,014	463,860
Accrued interest receivable, Carrying Amount	1,982	2,032			1,574	1,478
Available-for-sale securities, Fair Value	79,369	80,123			79,921
Held-to-maturity securities, Fair Value	6,117	6,944			8,219
Financial liabilities:
Deposits, Carrying Amount	530,929	557,677			456,298	449,767
FHLB advances, Carrying Amount	60,491	59,291			58,891	58,891
Other borrowings Carrying Amount	11,000	11,000	$ 11,000		0	0
Previously Reported
Financial assets:
Cash and cash equivalents, Carrying Amount					23,872	11,434	$ 17,601
Held-to-maturity securities, Carrying Amount					8,012	8,785
Loans receivable, net, Carrying Amount					444,014	463,860
Accrued interest receivable, Carrying Amount					1,574	1,478
Financial liabilities:
Deposits, Carrying Amount					456,298	449,767
FHLB advances, Carrying Amount					58,891	58,891
Other borrowings Carrying Amount					0	$ 0
Quoted Prices in Active Markets for Identical Instruments (Level 1)
Financial assets:
Cash and cash equivalents, Carrying Amount	19,850	10,046			23,872
Interest-bearing deposits, Carrying Amount	745	745			2,992
Accrued interest receivable, Carrying Amount	1,982	2,032			1,574
Cash and cash equivalents, Fair Value	19,850	10,046			23,872
Interest-bearing deposits, Fair Value	754	760			3,022
Accrued interest receivables, Fair Value	1,982	2,032			1,574
Financial liabilities:
Other borrowings Carrying Amount	11,000	11,000			0
Other liabilities, Carrying Amount	1,489	3,231			3,505
Accrued interest payable, Carrying Amount	164	122			18
Other borrowings, Fair Value	11,000	11,000			0
Other liabilities, Fair Value	1,489	3,231			3,505
Accrued interest payable, Fair Value	164	122			18
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Previously Reported
Financial liabilities:
Other liabilities, Carrying Amount		3,353
Other liabilities, Fair Value		3,353
Significant Other Observable Inputs (Level 2)
Financial assets:
Held-to-maturity securities, Carrying Amount	5,984	6,669			8,012
Non-marketable equity securities, at cost, Carrying Amount	4,412	5,034			4,626
Held-to-maturity securities, Fair Value	6,117	6,944			8,219
Non-marketable equity securities, at cost, Fair Value	4,412	5,034			4,626
Significant Unobservable Inputs (Level 3)
Financial assets:
Loans receivable, net, Carrying Amount	528,973	568,371			444,014
Loans receivable, net, Fair Value	537,658	585,679			462,227
Financial liabilities:
Deposits, Carrying Amount	530,929	557,677			456,298
FHLB advances, Carrying Amount	60,491	59,291			58,891
Deposits, Fair Value	534,646	561,919			460,450
FHLB advances, Fair Value	$ 60,233	$ 59,557			$ 59,357